Other Intangible Assets - Summary of Other Intangible Assets Useful Lives (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Bottom of range [member] | Customer relationships [Member]
Disclosure of intangible assets with indefinite useful life [line items]
Other intangible assets useful lives	11	11
Bottom of range [member] | Computer software [Member]
Disclosure of intangible assets with indefinite useful life [line items]
Other intangible assets useful lives	2	2
Bottom of range [member] | Patents and acquired specific technology [Member]
Disclosure of intangible assets with indefinite useful life [line items]
Other intangible assets useful lives	5	5
Bottom of range [member] | Others [Member]
Disclosure of intangible assets with indefinite useful life [line items]
Other intangible assets useful lives	5	5
Top of range [member] | Customer relationships [Member]
Disclosure of intangible assets with indefinite useful life [line items]
Other intangible assets useful lives	16	16
Top of range [member] | Computer software [Member]
Disclosure of intangible assets with indefinite useful life [line items]
Other intangible assets useful lives	10	10
Top of range [member] | Patents and acquired specific technology [Member]
Disclosure of intangible assets with indefinite useful life [line items]
Other intangible assets useful lives	17	17
Top of range [member] | Others [Member]
Disclosure of intangible assets with indefinite useful life [line items]
Other intangible assets useful lives	10	32